Derivative Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivatives and Financial Instruments
Components of gain (loss) on derivatives, net
	Three Months Ended March 31,
	2013	2012
	(in thousands)
Realized loss on derivative agreements	$(52,515)	$(19,086)
Unrealized gain (loss) on derivative agreements	32,489	(128,167)

Total loss on derivatives, net	$(20,026)	$(147,253)

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Realized gain (loss) on other derivative agreements	$(137,565)	$(7,182)	$(2,140)
Unrealized gain (loss) on other derivative agreements	(148,027)	85,262	634

Total gain (loss) on derivatives, net	$(285,592)	$78,080	$(1,506)

Schedule of offsetting assets recorded as non-current assets in other long-term assets in the Condensed Consolidated Balance Sheets
	As of March 31, 2013
Description	Gross Non-Current Assets	Gross Amounts Offset	Net Non-Current Assets Presented	Cash Collateral Not Offset	Net Amount
	(in thousands)
Commodity Swaps	$1,463	$(2)	$1,461	$—	$1,461

Total	$1,463	$(2)	$1,461	$—	$1,461

	As of December 31, 2012
Description	Gross Non-Current Assets	Gross Amounts Offset	Net Non-Current Assets Presented	Cash Collateral Not Offset	Net Amount
	(in thousands)
Commodity Swaps	$945	$(7)	$938	$—	$938

Total	$945	$(7)	$938	$—	$938

Schedule of offsetting liabilities recorded as current liabilities in other current liabilities in the Condensed Consolidated Balance Sheet

	As of March 31, 2013
Description	Gross Current Liabilities	Gross Amounts Offset	Net Current Liabilities Presented	Cash Collateral Not Offset	Net Amount
	(in thousands)
Commodity Swaps	$54,588	$(19,058)	$35,530	$—	$35,530
Other Derivative Activity	251	—	251	(251)	—

Total	$54,839	$(19,058)	$35,781	$(251)	$35,530

	As of December 31, 2012
Description	Gross Current Liabilities	Gross Amounts Offset	Net Current Liabilities Presented	Cash Collateral Not Offset	Net Amount
	(in thousands)
Commodity Swaps	$74,178	$(6,445)	$67,733	$—	$67,733
Other Derivative Activity	21	(7)	14	(14)	—

Total	$74,199	$(6,452)	$67,747	$(14)	$67,733